Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components Of Income (Loss) Before Provision/(Benefit) For Income Taxes

	Years Ended December 31,
	2013	2012	2011
U.S.	$ 374.2	$ (1,004.3)	$ (593.0)
Non-U.S.	360.0	588.9	838.9
Income (loss) before provision for income taxes	$ 734.2	$ (415.4)	$ 245.9

Schedule Of Provision/(Benefit) For Income Taxes

	Years Ended December 31,
	2013	2012	2011
Current federal income tax provision	$ 0.1	$ 1.5	$ 1.1
Deferred federal income tax provision	18.9	9.5	18.6
Total federal income tax provision	19.0	11.0	19.7
Current state and local income tax provision	6.0	16.1	10.8
Deferred state and local income tax provision/(benefit)	1.0	(2.1)	1.0
Total state and local income tax provision	7.0	14.0	11.8
Total foreign income tax provision	66.5	108.8	127.1
Total provision for income taxes	$ 92.5	$ 133.8	$ 158.6

Continuing operations	$ 83.9	$ 116.7	$ 157.0
Discontinued operation	8.6	17.1	1.6
Total provision for income taxes	$ 92.5	$ 133.8	$ 158.6

Schedule Of Percentage Of Pretax Income
	Effective Tax Rate
	2013			2012			2011

Continuing Operations	Pretax Income	Income tax expense (benefit)	Percent of pretax income	Pretax (loss)	Income tax expense (benefit)	Percent of pretax (loss)	Pretax income	Income tax expense (benefit)	Percent of pretax income
Federal income tax rate	$ 734.2	$ 256.9	35.0%	$ (415.4)	$ (145.3)	35.0%	$ 245.9	$ 86.0	35.0%
Increase (decrease) due to:
State and local income taxes, net of federal income tax benefit		6.2	0.8		13.5	(3.2)		10.2	4.1
Lower tax rates applicable to non-U.S. earnings		(97.1)	(13.2)		(152.9)	36.8		(177.4)	(72.2)
Foreign income subject to U.S. tax		55.7	7.6		322.5	(77.7)		306.9	124.9
Unrecognized tax benefits		0.3	-		(227.8)	54.9		101.3	41.2
Deferred income taxes on foreign unremitted earnings		(24.7)	(3.4)		112.0	(27.0)		86.3	35.1
Valuation allowances		(100.6)	(13.7)		211.4	(50.9)		(225.5)	(91.7)
International tax settlements		(11.2)	(1.5)		-	-		-	-
Other		(1.6)	(0.2)		(16.7)	4.0		(30.8)	(12.5)
Total Effective Tax Rate - Continuing operations		$ 83.9	11.4%		$ 116.7	(28.1)%		$ 157.0	63.9%

Discontinued Operation
Federal income tax rate	$ 39.9	$ 14.0	35.0%	$ (39.4)	$ (13.7)	35.0%	$ (67.5)	$ (23.6)	35.0%
Increase (decrease) due to:
State and local income taxes, net of federal income tax benefit		0.7	1.7		0.5	(1.4)		1.6	(2.3)
Lower tax rates applicable to non-U.S. earnings		15.3	38.5		11.9	(30.3)		-	-
Foreign income subject to U.S. tax		(17.9)	(44.9)		(17.4)	44.1		-	-
Valuation allowances		(3.5)	(8.8)		35.8	(91.1)		23.6	(35.0)
Total Effective Tax Rate - Discontinued operation		$ 8.6	21.5%		$ 17.1	(43.7)%		$ 1.6	(2.3)%

Total Effective Tax Rate		$ 92.5	11.9%		$ 133.8	(29.4)%		$ 158.6	89.0%

Schedule Of Tax Effects Of Deferred Income Tax Assets And Liabilities

	December 31,
	2013	2012
Deferred Tax Assets:
Net operating loss (NOL) carry forwards	2,694.7	$ 2,552.9
Loans and direct financing leases	166.4	232.7
Provision for credit losses	147.9	153.4
Accrued liabilities and reserves	97.2	116.8
FSA adjustments - aircraft and rail contracts	52.8	73.6
Other	114.0	176.2
Total gross deferred tax assets	3,273.0	3,305.6
Deferred Tax Liabilities:
Operating leases	(1,549.3)	(1,317.6)
Foreign unremitted earnings	(168.5)	(198.4)
Debt	(97.7)	(115.7)
Goodwill and intangibles	(47.3)	(32.8)
Other	(71.4)	(152.8)
Total deferred tax liabilities	(1,934.2)	(1,817.3)
Total net deferred tax asset before valuation allowances	1,338.8	1,488.3
Less: Valuation allowances	(1,495.3)	(1,578.9)
Net deferred tax liability after valuation allowances	$ (156.5)	$ (90.6)

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits

	Liabilities for Unrecognized Tax Benefits	Interest/ Penalties	Grand Total
Balance at December 31, 2012	$ 317.8	$ 12.6	$ 330.4
Additions for tax positions related to current year	1.4	0.2	1.6
Additions for tax positions related to prior years	2.0	0.8	2.8
Settlements and payments	(0.5)	-	(0.5)
Expiration of statutes of limitations	(0.8)	-	(0.8)
Foreign currency revaluation	0.2	(0.3)	(0.1)
Balance at December 31, 2013	$ 320.1	$ 13.3	$ 333.4